Segment Information	12 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Segment information

21. Segment information

The segment information is presented in a manner consistent with the internal report provided to the chief operating decision maker, that is the Executive Board, responsible for allocating resources, assessing the performance of the operating segments, and for making the Company’s strategic decisions.

The segment information is based on information used by BrasilAgro management to assess the performance of the operating segments and to make decisions on the investment of funds. The Company has six segments, namely: (i) real estate, (ii) grains, (iii) sugarcane, (iv) cattle, (v) cotton and (vi) other, basically represented by insignificant services and crops. The operating assets related to these segments are located in Brazil, Paraguay and Bolivia.

The main activity of the grains segment is the production and sale of soybean, corn and beans.

The sugarcane segment includes the sale of the raw product.

The real estate segment presents a statement of operations for the Company’s subsidiaries.

The cattle segment consists of producing and selling beef calves after weaning, (breeding and fattening of cattle).

The cotton segment is engaged primarily in the production and sale of cotton lint and seed.

The main performance metric assessed by the Executive Board is gross profit (loss).

The selected P&L and assets information by segment, which were measured in accordance with the same accounting practices used in the preparation of the financial statements, are as follows:

	2025
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Others (a)	Corporate

Net revenue	877,443	9,325	431,978	87,890	322,189	25,470	591	-
Gain from sale of farm	180,086	180,086	-	-	-	-	-	-
Changes in fair value of biological assets	122,671	-	71,798	(5,421)	41,812	17,728	(3,246)	-
Reversal of provision for agricultural products after harvest	(8,069)	-	(5,732)	(2,174)	-	-	(163)	-
Cost of sales	(833,910)	(2,151)	(422,135)	(82,544)	(284,684)	(23,805)	(18,591)	-
Gross income	338,221	187,260	75,909	(2,249)	79,317	19,393	(21,409)	-
Operating income (expenses)
Selling expenses	(59,511)	(6,927)	(38,722)	(13,369)	(27)	(466)	-	-
General and administrative expenses	(67,488)	-	-	-	-	-	-	(67,488)
Other operating income	(4,753)	-	-	-	-	-	-	(4,753)
Equity in results of associates	(1,424)	-	-	-	-	-	-	(1,424)
Operating income (loss)	205,045	180,333	37,187	(15,618)	79,290	18,927	(21,409)	(73,665)
Financial income	337,510	154,412	64,522	8,559	6,021	947	-	103,049
Financial expenses	(417,906)	(190,499)	(33,249)	(2,007)	(17,857)	(2,018)	-	(172,276)
Net income (loss) before taxes	124,649	144,246	68,460	(9,066)	67,454	17,856	(21,409)	(142,892)
Income and social contribution taxes	13,371	(13,326)	(23,276)	3,082	(22,934)	(6,071)	7,279	68,617
Net income (loss) for the year	138,020	130,920	45,184	(5,984)	44,520	11,785	(14,130)	(74,275)
Total assets	3,834,877	2,375,913	437,265	129,965	255,144	68,279	80,913	487,398
Total liabilities	1,657,148	450,229	327,525	(152)	6,101	-	-	873,445

(a)	Amount mostly related to the allocation of labor and other costs in the farm support area and costs with waste disposal and other products (millet, sorghum).
	2024
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate

Net revenue	771,126	14,284	410,788	77,971	236,393	29,599	2,091	-
Gain from sale of farm	248,375	248,375	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products	40,499	-	27,213	4,798	21,996	(6,704)	(6,804)	-
Reversal of provision for agricultural products after harvest	(1,091)	-	(552)	(393)	-	-	(146)	-
Cost of sales	(747,019)	(2,107)	(401,745)	(73,519)	(212,925)	(30,026)	(26,697)	-
Gross income	311,890	260,552	35,704	8,857	45,464	(7,131)	(31,556)	-
Operating income (expenses)
Selling expenses	(55,064)	-	(38,741)	(9,494)	(144)	(428)	(6,257)	-
General and administrative expenses	(65,534)	-	-	-	-	-	-	(65,534)
Other operating income	(5,427)	-	-	-	-	-	-	(5,427)
Equity pickup	(58)	-	-	-	-	-	-	(58)
Operating income (loss)	185,807	260,552	(3,037)	(637)	45,320	(7,559)	(37,813)	(71,019)
Financial income	312,916	152,042	84,695	6,215	4,071	801	-	65,092
Financial expenses	(307,208)	(107,051)	(30,841)	(4,458)	(6,931)	(808)	-	(157,119)
Net income (loss) before taxes	191,515	305,543	50,817	1,120	42,460	(7,566)	(37,813)	(163,046)
Income and social contribution taxes	35,352	(19,247)	(17,278)	(381)	(14,436)	2,572	12,857	71,265
Net income (loss) for the year	226,867	286,296	33,539	739	28,024	(4,994)	(24,956)	(91,781)
Total assets	3,605,082	2,352,537	347,363	94,603	252,622	44,392	57,436	456,129
Total liabilities	1,425,403	394,973	169,670	9,400	26,080	-	-	825,280
	2023
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate

Net revenue	903,372	14,893	579,018	38,195	244,830	24,807	1,629	-
Gain from sale of farm	346,065	346,065	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products	78,238	-	111,304	(3,631)	(6,903)	(13,824)	(8,708)	-
Reversal of provision for agricultural products after harvest	(47,708)	-	(47,168)	(509)	-	-	(31)	-
Cost of sales	(886,225)	(6,190)	(556,554)	(34,565)	(242,165)	(25,536)	(21,215)	-
Gross income	393,742	354,768	86,600	(510)	(4,238)	(14,553)	(28,325)	-
Operating income (expenses)
Selling expenses	(41,008)	(2,190)	(33,633)	(3,394)	(1,068)	(553)	(170)	-
General and administrative expenses	(65,792)	-	-	-	-	-	-	(65,792)
Other operating income	(11,049)	-	-	-	-	-	-	(11,049)
Equity pickup	(70)	-	-	-	-	-	-	(70)
Operating income (loss)	275,823	352,578	52,967	(3,904)	(5,306)	(15,106)	(28,495)	(76,911)
Financial income	330,491	67,985	54,009	759	9,690	2,470	-	195,578
Financial expenses	(324,605)	(116,861)	(46,777)	(1,440)	(158)	(642)	-	(158,727)
Net income (loss) before taxes	281,709	303,702	(60,199)	(4,585)	4,226	(13,278)	(28,495)	(40,060)
Income and social contribution taxes	(13,173)	(5,912)	(20,468)	1,559	(1,437)	4,515	9,689	(1,119)
Net income (loss) for the year	268,536	297,790	39,731	(3,026)	2,789	(8,763)	(18,806)	(41,179)
Total assets	3,508,075	1,418,129	259,859	34,347	97,393	54,271	106,479	1,537,597
Total liabilities	1,310,933	473,999	86,120	8	555,081	-	-	195,725

The balance sheet accounts are mainly represented by “Trade accounts receivables”, “Biological assets”, “Inventories of agricultural products” and “Investment properties”.

a)	Information on concentration of clients

In the year ended June 30, 2025, the Company has three customers individually representing 10% or more of consolidated revenues, representing 52.9% of the total sales of the Company. Of these three customers, one accounts for 64% of the revenues from the sugarcane segment and two account for 50% of the revenues from the grain/cotton segments.

In the year ended June 30, 2024, the Company has four clients individually representing 10% or more of consolidated revenues, representing 43.5% of the total revenues of the Company. Of these three clients, one account for 56.8% of the revenues from the sugarcane segment and two account for 41.1% of the revenues from the grain/cotton segments.

In the year ended June 30, 2023, the Company has four clients individually representing 10% or more of consolidated revenues, representing 45.8% of the total revenues of the Company. Of these four clients, two account for 63.1% of the revenues from the sugarcane segment and two account for 42% of the revenues from the grain/cotton segments.

There are no clients in other segments that represent 10% or more of revenue of total sales.

b)	Geographic information

Revenues and noncurrent assets, excluding financial instruments, income tax and social contribution, deferred assets and rights arising from insurance contracts of the Consolidated, are distributed as follows:

	Brazil			Paraguay and Bolivia
	2025	2024	2023	2025	2024	2023
Net revenue	813,303	693,617	815,589	64,140	77,509	87,783
Non-current	1,665,648	1,411,720	1,260,255	466,077	459,639	394,547